NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Tau Agreement - ELOC (Details)		6 Months Ended
	Jul. 31, 2024 USD ($) D shares	Dec. 31, 2024 USD ($) shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock subscription receivable		$ (12,717)
Proceeds from Tau agreement		$ 533,381
Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares		10,000,000
Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares		166,667
ELOC Agreement
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Maximum Aggregate Purchase Price	$ 10,000,000
Agreement Term	24 months
Number of shares of individual advances requested | shares	100,000
Advances requested, percentage of average daily volume of Common Stock traded	50.00%
Threshold trading days | D	30
Shares price payable as percentage of VWAP of the Common Stock	97.00%	97.00%
Threshold consecutive trading days | D	3
Pricing period of consecutive trading days		3 days
Reduction in advance amount, percentage		33.00%
Commitment fee, percentage		1.25%
Amount of advance notices		$ 569,345
shares sold under the share purchase agreement		546,099
Shares purchased during the period under the agreement		569,345
Shares purchased under the share purchase agreement		23,245
Stock subscription receivable		(12,717)
Proceeds from Tau agreement		$ 533,382
ELOC Agreement | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares		2,475,000
Shares issued under Tau agreement settled (in shares) | shares		2,475,000
ELOC Agreement | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares		41,250
Shares issued under Tau agreement settled (in shares) | shares		41,250